Summary of Significant Accounting Policies (Details Textual)	4 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Purchase of aggregate shares | shares	14,750,000
Federal Depository Insurance Coverage | $	$ 250,000